Segment information (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Tangible assets	$ 511,286	$ 537,128
Goodwill	104,096
Barge Business and Cabotage Business Segment [member]
Disclosure of operating segments [line items]
Tangible assets	315,667	334,329
Intangible assets	8,873	10,648
Port Terminal Business Segment [member]
Disclosure of operating segments [line items]
Tangible assets	196,587	200,932
Intangible assets	37,320	$ 38,318
Port Terminal Business [member]
Disclosure of operating segments [line items]
Goodwill	22,142
Cabotage Business [member]
Disclosure of operating segments [line items]
Goodwill	40,868
Barge Business [member]
Disclosure of operating segments [line items]
Goodwill	$ 41,086